SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property Plant and Equipment Useful Lives (Details) - Athena Technology Solutions Holdings, LLC	Dec. 31, 2025
Aircraft | Maximum
Property Plant And Equipment Useful Lives [Line Items]
Estimated useful lives	20 years
Aircraft | Minimum
Property Plant And Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and equipment | Maximum
Property Plant And Equipment Useful Lives [Line Items]
Estimated useful lives	7 years
Furniture and equipment | Minimum
Property Plant And Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Computers And Software | Maximum
Property Plant And Equipment Useful Lives [Line Items]
Estimated useful lives	3 years
Leasehold Improvements | Maximum
Property Plant And Equipment Useful Lives [Line Items]
Leasehold improvements	5 years
Vehicles | Maximum
Property Plant And Equipment Useful Lives [Line Items]
Estimated useful lives	5 years